Document and Entity Information	Dec. 30, 2022
Details
Registrant CIK	0001756704
Registrant Name	Solar Integrated Roofing Corp.
SEC Form	8-K
Period End date	Dec. 30, 2022
Tax Identification Number (TIN)	90-1502972
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56256
Entity Address, Address Line One	2831 St. Rose Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89052
Country Region	702
City Area Code	589
Local Phone Number	4651
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false